CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Share capital	Contributed surplus	Equity component of convertible bond	Deficit	Total
Balance at the beginning at Dec. 31, 2019	$ 56,184	$ 9,592	$ 0	$ (59,022)	$ 6,754
Shares issued at the start of the period at Dec. 31, 2019	26,178,281
Warrants expired	$ 3,574	(521)			3,053
Warrants expired (in shares)	872,292
Options exercised	$ 572	(132)			440
Options exercised (in shares)	145,000
Share-based compensation	$ 208	1,822			2,030
Share-based compensation (in shares)	103,759
Share issue costs	$ (1)				(1)
Conversion of convertible bond			364		364
Net loss and comprehensive loss				(17,978)	(17,978)
Balance at the end at Dec. 31, 2020	$ 60,537	10,761	364	(77,000)	(5,338)
Shares issued at the end of period at Dec. 31, 2020	27,299,332
Shares issued from placements	$ 114,242				114,242
Shares issued from placements (in shares)	11,479,977
Warrants exercised	$ 17,825	(198)			17,627
Warrants exercised (in shares)	7,821,700
Options exercised	$ 3,339	(1,137)			2,202
Options exercised (in shares)	720,201
Shares issued for interest payment	$ 2,697				2,697
Shares issued for interest payment (in shares)	297,106
Share-based compensation		6,676			6,676
Share issue costs	$ (7,170)				(7,170)
Conversion of convertible bond	$ 15,013		(364)		14,649
Conversion of convertible bond (in shares)	7,500,000
Net loss and comprehensive loss				(39,890)	(39,890)
Balance at the end at Dec. 31, 2021	$ 206,483	$ 16,102	$ 0	$ (116,890)	$ 105,695
Shares issued at the end of period at Dec. 31, 2021	55,118,316